Leases - Summary of Expenses, Relating To Lease Activities In The Consolidated Statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short term leases and leases of low value assets (research and development and selling, general and administration)	€ 470	€ 202
Lease interest	1,617	1,014
Total lease expenses	8,944	6,453
Research And Development Member
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	4,885	3,943
General And Administration Member
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	€ 1,972	€ 1,294